NASDAQ®
THE NASDAQ STOCK MARKET
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Received SEC
MAY 26 2011
Washington, DC 20549

**P. William Slattery**
Vice President
Listing Qualifications

CERTNAS
001-35192

*By Facsimile and First Class Mail*

May 26, 2011

[redacted]

11007523

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on May 25, 2011 The Nasdaq Stock Market (the "Exchange") received from China Growth Equity Investment Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one Ordinary Share and one Warrant

Ordinary Shares included in Units, par value $0.001 per share

Warrants included in Units, exercisable for Ordinary Shares at an exercise price of $12.00

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery